Stock Options	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Stock Options [Text Block]

10.	Stock Options

On November 15, 2011, the Company granted 40,000 stock options to consultants of the Company with an exercise price of $0.30 per share, vested immediately and expiring on November 15, 2016.

For the quarter ended January 31, 2012, the Company recorded a total of $9,589 (2011: $Nil) for stock based compensation expenses. This is related to a non-exclusive agreement that the Company entered into with a third party IR services company, Trident Financial Corp., to assist the Company with the development and implementation of a public and investor relations and communications program, and provide ongoing assistance to the Company regarding the development and enhancement of the Company’s public and market image.

The fair value of each option granted has been estimated as of the date of the grant using the Black-Scholes option pricing model with the following assumptions:

Quarter ended January 31, 2012
Expected volatility	129.14%
Risk-free interest rate	2.75%
Expected life	5 years
Dividend yield	0.0%

A summary of weighted average fair value of stock options granted during the quarter ended January 31, 2012 is as follows:

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Period ended January 31, 2012	Price	Value
Exercise price is greater than market price at grant date:	$0.30	$0.24

A summary of the stock options for the quarter ended January 31, 2012 is presented below:

	Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, October 31, 2011	1,700,000	$0.26
Granted	40,000	0.30
Balance, January 31, 2012	1,740,000	$0.26

The Company has the following options outstanding and exercisable:

January 31, 2012		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	2.97 years	$0.20	150,000	$0.20
$0.20	850,000	3.54years	$0.20	850,000	$0.20
$0.35	700,000	4.45 years	$0.35	700,000	$0.35
$0.30	40,000	4.79 years	$0.30	40,000	$0.30
Total	1,740,000	3.66 years	$0.26	1,740,000	$0.26

9.	Stock Options

On January 20, 2010, the Company approved a new 2010 Equity Compensation plan and granted 975,000 stock options to directors and consultants of the Company with an exercise prices of $0.20, vested immediately and expiring on January 20, 2015.

On August 16, 2010, the Company granted 150,000 stock options to a consultant of the Company with an exercise price of $0.20, vested 75,000 immediately and 75,000 on August 16, 2011 and expiring on August 16, 2015.

On July 11, 2011, the Company granted 700,000 stock options to directors and officers of the Company with an exercise price of $0.35 per share, vested immediately and expiring on July 11, 2016.

For the year ended October 31, 2011, the Company recorded a total of $179,789 (2010: $161,366) for stock based compensation expenses.

The fair value of each option granted has been estimated as of the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	Year ended October 31, 2011	Year ended October 31, 2010
Expected volatility	131.14%	145.85%
Risk-free interest rate	2.75%	2.46%
Expected life	5 years	5 years
Dividend yield	0.0%	0.00%

A summary of weighted average fair value of stock options granted during the year ended October 31, 2011 is as follows:

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Period ended October 31, 2011	Price	Value
Exercise price is greater than market price at grant date:	$ 0.35	$ 0.26

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Year ended October 31, 2010	Price	Value
Exercise price is greater than market price at grant date:	$ 0.20	$ 0.14

A summary of the stock options for the year ended October 31, 2011 is presented below:

	Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, October 31, 2010	1,525,000	$0.20
Granted	700,000	0.35
Exercised	(225,000)	0.20
Expired	(300,000)	0.20
A. Balance, October 31, 2011	1,700,000	$0.26

The Company has the following options outstanding and exercisable:

October 31, 2011		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	3.80 years	$0.20	150,000	$0.20
$0.20	850,000	3.23 years	$0.20	850,000	$0.20
$0.25	700,000	4.70 years	$0.35	700,000	$0.35
Total	1,700,000	3.87 years	$0.26	1,700,000	$0.26

October 31, 2010		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	4.79 years	$0.20	75,000	$0.20
$0.20	975,000	4.22 years	$0.20	975,000	$0.20
$0.20	75,000	0.72 years	$0.20	75,000	$0.20
$0.20	325,000	0.64 years	$0.20	325,000	$0.20
Total	1,525,000	3.34 years	$0.20	1,450,000	$0.20